RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2011
RELATED PARTY TRANSACTIONS
NOTE 17 - RELATED PARTY TRANSACTIONS

Related Party Relationships

Name of Related Parties	Relationship with the Company

Hollysys Information	20% owned by Beijing HollySys
New Huake Electronic Technology Co., Ltd. (“New Huake”)	37.5% owned by Beijing HollySys
China Techenergy Co., Ltd. (“China Techenergy”)	50% owned by Beijing HollySys
IPE	23.39% owned by Beijing HollySys
Hollysys Electric Tech Co., Ltd. (“Hollysys Electric Tech”)	40% owned by Beijing HollySys
Hollysys Equipment Technology Co., Ltd. (“Hollysys Equipment”)	20% owned by Beijing HollySys
Zhejiang Sanxin Engineering Co., Ltd (“Zhejiang Sanxin”)	6% owned by Hangzhou HollySys

Due from Related Parties
	June 30,
	2010	2011

Hollysys Information	$998,113	$1,333,534
China Techenergy	9,749,715	10,837,123
Hollysys Electric Tech	9,234	-
Hollysys Equipment	4,565	4,790
Zhejiang Sanxin	3,201	-

	$10,764,828	$12,175,447

The Company’s management believed that the collection of amounts due from related parties were reasonably assured and accordingly, no provision had been made for these balances of due from related parties.

Due to Related Parties

	June 30,
	2010	2011

Hollysys Information	1,853,162	2,725,059
New Huake	73,191	58,203
Hollysys Equipment Technology Co. Ltd.	1,696	1,780
Beijing Techenergy Co., Ltd	673,966	536,125
Hollysys Electric Tech Co., Ltd	8,584	17,396

	$2,610,599	$3,338,563

Purchases and Sales with Related Parties

Purchases of goods and services

	Year Ended June 30,
	2009	2010	2011

Hollysys Electric Tech	$24,709	$41,757	$34,085
Beijing Techenergy	1,531,058	70,368	-
Hollysys Information	728,897	4,857,416	2,151,391
New Huake	431,693	493,203	879,111

	$2,716,357	$5,462,744	$3,064,587

Purchase of buildings

	Year Ended June 30,
	2009	2010	2011

Hollysys Information	$-	$-	$3,608,675

Lease Expenses

	Year Ended June 30,
	2009	2010	2011

Hollysys Information	$-	$32,069	$-

Sales

	Year Ended June 30,
	2009	2010	2011

HollySys Electric Tech	$13,865	$11,038	$13,478
Beijing Techenergy	5,721,797	4,189,366	3,557,125
Hollysys Information	920,333	2,184,844	727,460
Zhejiang Sanxin	-	8,337	-
Hollysys Equipment	30,794	1,385	-

	$6,686,789	$6,394,970	$4,298,063

Lease Income

	Year Ended June 30,
	2009	2010	2011

Beijing Techenergy	$27,835	$-	$-
Hollysys Equipment	3,351	-	-

	$31,186	$-	$-

Amounts due from and due to the related parties relating to the above transactions are unsecured, non-interest bearing and repayable on demand.